Income taxes - Summary of the expected expiration period of the operating loss carryforwards for which no deferred tax asset (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	¥ 1,424,553	¥ 1,384,658
Within 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	494,989	602,799
Over 5 years to 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	274,044	250,587
Over 10 years to 15 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	28,601	25,786
Over 15 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	15,592	13,245
No expiration period [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused Tax Losses With No Expiration Period For Which No Deferred Tax Asset Recognised	¥ 611,327	¥ 492,241